Schedule of Investments (unaudited)	BlackRock Ultra Short-Term Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

CarMax Auto Owner Trust, Series 20-4, Class A2A, 0.31%,
01/16/24 (Call 04/15/24)	$4,292	$4,290,059
Ford Credit Auto Lease Trust, 0.24%, 04/15/24
(Call 01/15/24)	8,670	8,636,654
Ford Credit Auto Owner Trust, 0.73%, 09/15/24(a)	11,021	11,020,204
Honda Auto Receivables Owner Trust, Series 20-3,
Class A2, 0.27%, 02/21/23 (Call 10/18/23)	2,170	2,169,686
Hyundai Auto Lease Securitization Trust
0.24%, 01/16/24 (Call 03/15/24)(b)	17,150	17,067,329
0.81%, 04/15/24	10,000	9,978,873

Total Asset-Backed Securities — 0.8%
(Cost: $53,300,326)		53,162,805

Certificates of Deposit

Bank of Montreal, 0.50%, 11/28/22	7,000	6,987,860
Barclays Bank PLC
0.24%, 04/08/22	13,000	13,000,984
0.27%, 03/03/22	17,000	17,002,309
0.30%, 03/30/22	10,000	10,002,006
0.31%, 04/19/22	10,000	10,001,764
0.33%, 02/01/22	10,000	10,000,067
Bayerische Landesbank/New York
0.43%, 01/27/23, (3 mo. LIBOR US + 0.160%)(c)	22,500	22,498,915
0.61%, 02/03/22, (3 mo. LIBOR US + 0.470%)(c)	20,000	20,000,256
0.90%, 06/27/23	15,000	15,041,677
BNP Paribas NY, 0.20%, 09/08/22	35,000	34,905,574
Canadian Imperial Bank of Commerce, 0.35%, 11/02/22	6,000	5,977,697
Canadian Imperial Bank of Commerce/New York NY
0.27%, 08/24/22, (SOFR + 0.220%)(c)	22,000	22,012,894
0.34%, 01/06/23, (SOFR + 0.300%)(c)	10,000	10,005,375
Credit Industriel et Commercial, 0.00%, 02/22/22(d)	22,000	21,998,790
Credit Industriel et Commercial/New York, 0.19%, 05/06/22,
(3 mo. LIBOR US + 0.5000%)(c)	7,000	7,001,328
Credit Suisse AG/New York NY
0.27%, 04/08/22, (SOFR + 0.220%)(c)	5,000	5,001,125
0.50%, 10/28/22	15,000	14,971,938
0.59%, 01/19/24, (SOFR + 0.540%)(c)	10,000	10,000,084
Kookmin Bank/New York
0.33%, 02/07/22, (1 mo. LIBOR US + 0.230%)(c)	10,000	10,000,469
0.35%, 01/30/23, (SOFR + 0.300%)(c)	25,000	24,994,955
0.36%, 02/07/22, (1 mo. LIBOR US + 0.250%)(c)	4,500	4,500,229
0.36%, 12/02/22, (3 mo. LIBOR US + 0.180%)(c)	10,000	10,004,560
0.43%, 10/24/22, (3 mo. LIBOR US + 0.170%)(c)	5,000	5,001,548
Landesbank Baden-Wuerttemberg
0.30%, 06/03/22	8,000	7,997,156
0.34%, 10/21/22	10,000	9,972,408
Lloyds Bank Corp.
0.23%, 08/17/22	6,700	6,686,020
0.40%, 12/01/22	16,000	15,937,114
Lloyds Bank Corporate Markets PLC, 0.23%, 06/30/22	15,000	14,986,862
Mitsubishi UFJ Financial Group, 0.25%, 05/05/22	8,000	7,999,433
Mizuho Bank Ltd./New York NY, 0.27%, 07/25/22, (SOFR + 0.160%)(c)	11,500	11,498,313
MUFG Bank Ltd.
0.23%, 07/15/22	7,000	6,991,177
0.30%, 10/31/22	7,500	7,472,427
0.32%, 08/08/22	5,000	4,993,838
Security	Par (000)	Value
MUFG Bank Ltd/New York NY
0.32%, 01/27/23, (SOFR + 0.280%)(c)	$25,000	$24,995,246
0.33%, 01/24/23, (SOFR + 0.280%)(c)	15,000	14,997,320
National Westminster Bank PLC, 0.00%, 03/31/22(d)	16,000	15,992,583
Natixis/New York, 0.23%, 06/17/22, (SOFR + 0.180%)(c)	12,000	12,002,875
Nordea Bank Abp/New York NY
0.24%, 10/27/22, (SOFR + 0.190%)(c)	20,000	19,999,994
0.30%, 02/28/22, (3 mo. LIBOR US + 0.120%)(c)	12,500	12,501,409
Oversea Chinese Bannking Corp.
0.17%, 06/03/22	10,130	10,123,735
0.18%, 03/09/22	15,000	15,001,201
Royal Bank of Canada
0.20%, 08/16/22	18,000	17,961,557
0.30%, 01/11/23, (SOFR + 0.250%)(c)	18,000	17,999,482
0.37%, 11/10/22	10,000	9,966,435
0.40%, 11/15/22	15,000	14,948,657
Royal Bank of Canada/New York NY, 0.18%, 05/24/22, (SOFR + 0.130%)(c)	10,000	10,001,161
Shinhan Bank New York
0.33%, 02/10/22	5,000	5,000,319
0.33%, 02/11/22	10,750	10,750,754
Standard Chartered Bank/New York
0.27%, 03/18/22, (3 mo. LIBOR US + 0.060%)(c)	3,900	3,900,194
0.28%, 04/14/22, (FEDL01 + 0.2000%)(c)	10,000	10,001,821
0.31%, 04/25/22, (3 mo. LIBOR US + 0.090%)(c)	15,000	15,004,276
0.40%, 05/01/23, (SOFR + 0.350%)(c)	25,000	25,000,058
0.46%, 04/28/22, (SOFR + 0.420%)(c)	15,000	15,000,002
Sumitomo Mitsui Banking Corp./New York
0.33%, 01/23/23, (SOFR + 0.280%)(c)	20,000	20,000,393
0.70%, 07/15/22	10,000	10,015,056
Sumitomo Mitsui Trust Bank, 0.25%, 05/11/22	5,000	4,999,540
Svenska Handelsbanken/New York NY, 0.23%, 10/27/22,
(SOFR + 0.190%)(c)	15,000	14,998,880
Toronto Dominion Bank
0.50%, 07/26/22	20,000	19,952,900
0.73%, 12/30/22	8,000	7,987,497
Toronto-Dominion Bank/NY, 0.34%, 10/28/22	7,000	6,976,998

Total Certificates of Deposit — 12.4%
(Cost: $771,963,282)		771,527,495

Commercial Paper
Amcor Finance USA Inc.
0.15%, 02/02/22	18,545	18,544,842
0.23%, 02/22/22	40,000	39,994,402
American Electric Power Inc., 0.25%, 02/28/22	10,000	9,998,125
Antalis SA, 0.22%, 03/01/22	12,500	12,498,621
ASB Finance Ltd., 0.57%, 09/12/22	15,000	14,946,613
AT&T Inc.
0.20%, 02/14/22	8,500	8,499,326
0.27%, 03/15/22	15,000	14,995,127
0.46%, 05/17/22	66,300	66,209,420
Australia & New Zealand Banking Group Ltd., 0.56%, 07/28/22	10,000	9,972,212
Autozone Inc., 0.15%, 02/01/22	10,000	9,999,958
Avangrid Inc., 0.15%, 02/04/22	20,000	19,999,733
Banco Santander SA, 0.26%, 04/18/22	5,000	4,997,273
Bank of Nova Scotia/The, 0.16%, 04/05/22	10,000	9,997,138
Barclays Bank PLC, Series 10-10.27%, 07/22/22, (SOFR + 0.230%)(b)(c)	10,000	10,001,430

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Bedford Row Funding Corp., 0.19%, 06/27/22,
(FEDL01 + 0.110%)(b)(c)	$15,000	$15,000,611
Bell Canada
0.13%, 02/10/22	9,000	8,999,675
0.13%, 02/11/22	13,300	13,299,472
0.13%, 02/14/22	27,250	27,248,622
0.19%, 02/22/22	15,000	14,998,268
BNZ Financial Funding Ltd., 0.34%, 06/13/22	7,500	7,490,579
BNZ International Funding Ltd., 0.38%, 07/01/22	10,000	9,983,893
BPCE SA, 0.55%, 08/01/22	15,000	14,958,064
Brighthouse Financial Short Term Funding
0.26%, 04/26/22	29,750	29,732,088
0.26%, 04/27/22	13,900	13,891,433
Brookfield Infrastructure Holdings
0.15%, 02/02/22	9,250	9,249,921
0.25%, 02/15/22	23,000	22,997,604
Brookfield Renewable, 0.15%, 02/03/22	30,000	29,999,615
Church & Dwight Co. Inc., 0.46%, 05/25/22	14,060	14,039,697
Citigroup Global Markets Inc., 0.53%, 08/01/22	18,000	17,951,588
Collateralized Commercial Paper Flex Co. LLC
0.27%, 08/18/22(b)	15,000	14,973,515
0.50%, 06/24/22	30,000	29,955,120
Commonwealth Bank of Australia, 0.71%, 10/21/22	5,000	4,974,175
Concord Minutemen Capital, 0.19%, 03/01/22	24,000	23,997,738
Crown Point Capital Co., 0.30%, 10/04/22(b)	10,000	9,968,076
Disney (walt) Co. (The), 0.67%, 09/30/22	5,000	4,977,514
DNB Bank ASA
0.69%, 10/19/22	5,000	4,975,205
0.72%, 11/07/22	5,000	4,972,000
Eaton Capital Unlimited Co., 0.15%, 02/01/22	25,000	24,999,895
Eaton Corp., 0.32%, 04/01/22	16,024	16,015,454
Electricite de France SA, 0.26%, 03/14/22	12,000	11,996,388
Enbridge (U.S.) Inc.
0.37%, 02/18/22	25,000	24,995,375
0.39%, 02/28/22	26,891	26,882,885
0.40%, 03/16/22	9,785	9,780,228
0.43%, 04/01/22	14,000	13,989,967
0.45%, 04/05/22	10,000	9,992,089
Enbridge Inc., 0.49%, 04/18/22	6,000	5,993,686
Enel Finance America
0.37%, 04/20/22	4,400	4,396,418
0.38%, 04/22/22	10,600	10,591,032
0.50%, 06/08/22	8,860	8,844,154
0.51%, 06/10/22	10,000	9,981,692
0.56%, 07/08/22	12,000	11,970,454
0.63%, 08/03/22	15,100	15,051,532
0.70%, 09/07/22	10,000	9,957,660
0.71%, 09/15/22	28,000	27,874,469
0.78%, 10/21/22	15,500	15,412,016
Engie SA
0.08%, 02/02/22	6,250	6,249,972
0.08%, 02/03/22	855	854,994
0.08%, 02/18/22	25,000	24,998,950
Eversource Energy
0.14%, 02/16/22	16,000	15,999,005
0.15%, 02/17/22	15,000	14,998,945
0.19%, 02/24/22	30,700	30,696,070
Fidelity National Information Services Inc., 0.27%, 03/16/22	23,318	23,310,220
Fidelity Natl Information Services
0.19%, 02/11/22	18,750	18,748,940
0.25%, 03/01/22	25,000	24,995,026
Security	Par (000)	Value

Fiserv Inc., 0.22%, 02/14/22	$40,000	$39,996,516
FISERV Inc., 0.17%, 02/01/22	10,000	9,999,953
Goldman Sachs International, 0.80%, 11/10/22	10,000	9,937,504
Hitachi Capital America Corp., 0.15%, 02/02/22	25,000	24,999,788
HSBC Bank PLC, 0.11%, 02/02/22	10,000	9,999,939
Hyundai Capital America
0.20%, 02/22/22	5,000	4,999,392
0.24%, 03/07/22	15,000	14,996,471
0.35%, 04/11/22	8,562	8,556,223
ING U.S Funding LLC
0.27%, 05/12/22	25,000	24,981,133
0.28%, 05/17/22	10,000	9,991,667
Intercontinental Exchange Inc.
0.32%, 02/01/22	13,000	12,999,883
0.34%, 02/08/22	14,750	14,748,894
0.42%, 03/03/22	15,000	14,994,555
Ionic Capital II
0.16%, 03/15/22	18,000	17,996,496
0.20%, 03/25/22	5,000	4,998,550
Ionic Capital II Trust, 0.13%, 03/04/22	4,200	4,199,526
J.P. Morgan Securities, 0.22%, 09/30/22(b)	10,000	9,969,841
Kookmin Bank, 0.25%, 04/14/22	8,000	7,995,961
Kookmin Bank/New York, 0.58%, 08/22/22	6,000	5,980,275
LMA SA and LMA-Americas LLC, 0.28%, 04/05/22	20,000	19,991,787
Mackinac Funding, 0.33%, 05/03/22	7,000	6,993,900
Macquarie Bank Ltd.
0.00%, 02/28/23(d)	25,000	25,000,000
0.21%, 09/20/22, (SOFR + 0.180%)(b)(c)	10,000	10,000,642
0.31%, 04/29/22	15,000	14,988,817
0.39%, 01/10/23, (SOFR + 0.350%)(b)(c)	15,000	15,011,410
0.56%, 08/01/22	5,000	4,985,794
Mitsubishi HC Capital America Inc.
0.15%, 02/01/22	8,000	7,999,966
0.15%, 02/03/22	4,000	3,999,949
0.22%, 02/10/22	43,625	43,622,346
0.25%, 02/28/22	5,000	4,999,047
0.26%, 02/18/22	12,600	12,598,343
National Australia Bank Ltd., 0.26%, 03/25/22,
(3 mo. LIBOR US + 0.040%)(b)(c)	10,000	10,001,620
National Bank of Canada
0.33%, 05/19/22	8,000	7,992,128
0.75%, 10/31/22	10,000	9,943,504
National Grid Holdings
0.15%, 02/01/22	40,000	39,999,832
0.25%, 03/01/22	34,574	34,567,121
NatWest Market PLC
0.49%, 07/18/22	15,600	15,564,182
0.51%, 07/26/22	25,000	24,937,545
Nordea Bank Abp, 0.67%, 10/21/22	10,000	9,951,345
Nutrien Ltd.
0.19%, 02/03/22	13,000	12,999,790
0.26%, 02/18/22	9,000	8,998,839
0.27%, 02/22/22	5,000	4,999,178
0.28%, 02/25/22	20,000	19,996,153
0.31%, 03/14/22	10,000	9,996,383
0.32%, 03/18/22	14,516	14,510,102
0.34%, 03/25/22	10,000	9,995,009
Ontario Power, 0.16%, 02/09/22	13,000	12,999,480
Ontario Power Generation, 0.00%, 03/01/22(d)	17,778	17,774,128
PPG Industries
0.15%, 02/03/22	13,000	12,999,833

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

0.17%, 02/09/22	$7,805	$7,804,662
0.21%, 02/16/22	25,000	24,997,633
0.22%, 02/18/22	13,475	13,473,531
0.24%, 02/25/22	11,375	11,373,128
Regatta Funding Co. LLC, 0.79%, 10/28/22	5,000	4,972,250
Ridgefield Funding Co. LLC, 0.18%, 03/16/22	10,000	9,997,959
Salisbury Receivables Co. LLC, 0.30%, 02/18/22,
(SOFR + 0.250%)(b)(c)	10,000	10,000,275
Skandinaviska Enskilda Banken AB, 0.44%, 06/21/22	7,000	6,987,964
Societe Generale SA
0.00%, 09/19/22(d)	10,000	9,967,950
0.27%, 05/03/22	10,000	9,993,202
0.62%, 08/31/22	15,000	14,945,852
SPIRE Inc.
0.16%, 02/04/22	14,000	13,999,757
0.18%, 02/10/22	11,695	11,694,419
0.25%, 03/01/22	8,000	7,998,408
0.25%, 03/02/22	15,000	14,996,875
0.26%, 03/04/22	12,250	12,247,223
0.27%, 03/10/22	20,000	19,994,321
0.29%, 03/18/22	4,730	4,728,265
Sumitomo Mitsui Banking Corp., 0.51%, 07/21/22	15,000	14,963,591
Sumitomo Mitsui Trust Bank, 0.08%, 02/18/22	15,000	14,999,370
Suncor Energy Inc.
0.15%, 02/03/22	4,500	4,499,942
0.26%, 03/07/22	17,000	16,995,670
0.38%, 04/25/22	17,060	17,044,714
Telstra Corp. Ltd., 0.13%, 02/10/22	19,200	19,199,307
Telus Corp.
0.16%, 02/07/22	34,000	33,998,942
0.25%, 03/03/22	20,200	20,195,617
0.27%, 03/09/22	9,030	9,027,531
TELUS Corp.
0.38%, 04/22/22	13,335	13,323,719
0.53%, 07/06/22	9,250	9,228,996
Thermo Fisher Scientific Inc.
0.32%, 04/01/22	8,500	8,495,467
0.47%, 06/01/22	20,000	19,968,338
Toronto Dominion Bank, 0.58%, 08/03/22	20,000	19,940,813
Transcanada Pipelines Ltd., 0.41%, 05/05/22	30,000	29,967,962
TransCanada PipeLines Ltd.
0.15%, 02/01/22	4,770	4,769,980
0.18%, 02/10/22	10,000	9,999,503
0.35%, 04/13/22	17,059	17,046,990
0.37%, 04/18/22	23,500	23,481,654
UBS AG London, 0.58%, 09/01/22	10,000	9,965,683
UBS AG/London
0.14%, 03/11/22	2,500	2,499,626
0.34%, 12/02/22, (SOFR + 0.300%)(b)(c)	10,000	10,004,117
0.55%, 08/18/22	10,000	9,969,708
Union Electric Co., 0.23%, 02/22/22	15,000	14,997,901
Verizon Communications Inc.
0.29%, 03/21/22	29,000	28,988,395
0.30%, 03/23/22	8,000	7,996,611
0.33%, 04/04/22	3,500	3,497,991
0.33%, 04/05/22	7,500	7,495,587
VW Credit Inc.
0.15%, 02/02/22	25,000	24,999,788
0.61%, 08/23/22	19,500	19,432,374
0.62%, 08/24/22	10,000	9,965,093
Security	Par (000)	Value

Walt Disney Co. (The)
0.38%, 06/15/22	$16,940	$16,915,861
0.50%, 07/15/22	10,950	10,924,906
Waste Management Inc.
0.15%, 02/01/22	2,900	2,899,988
0.55%, 07/25/22	21,600	21,542,460
0.57%, 08/02/22	4,805	4,791,224
0.57%, 08/09/22	19,720	19,660,363
0.62%, 09/08/22	25,000	24,906,042
Western Union Co. (The)
0.16%, 02/01/22	5,000	4,999,978
0.16%, 02/02/22	30,000	29,999,732
Westpac Banking Corp./NY, 0.65%, 10/14/22	5,000	4,976,889
Westpac Securities NZ Ltd., 0.42%, 07/01/22	7,250	7,237,167

Total Commercial Paper — 40.7%
(Cost: $2,536,361,029)		2,535,616,213

Corporate Bonds & Notes

Aerospace & Defense — 0.1%
Raytheon Technologies Corp., 3.65%, 08/16/23
(Call 07/16/23)	4,000	4,120,707
Agriculture — 0.2%
Cargill Inc., 0.40%, 02/02/24 (Call 01/02/24)(b)(e)	10,165	9,959,497
Auto Manufacturers — 5.4%
American Honda Finance Corp.
0.31%, 02/22/23, (3 mo. LIBOR US + 0.150%)(c)	8,820	8,824,985
0.61%, 02/15/22, (3 mo. LIBOR US + 0.450%)(c)	14,400	14,401,871
0.61%, 09/08/23, (3 mo. LIBOR US + 0.420%)(c)	5,790	5,806,072
0.65%, 09/08/23(e)	20,000	19,796,599
0.75%, 08/09/24	3,235	3,159,737
0.88%, 07/07/23	7,025	6,979,780
2.20%, 06/27/22	10,100	10,167,035
BMW Finance NV, 2.25%, 08/12/22(b)	1,890	1,903,233
BMW U.S. Capital LLC
0.04%, 08/12/24, (SOFR + 0.380%)(b)(c)	19,960	20,001,517
0.58%, 04/01/24, (SOFR + 0.530%)(b)(c)	15,615	15,683,119
0.75%, 08/12/24(b)	2,925	2,857,960
0.80%, 04/01/24(b)	3,350	3,294,771
2.70%, 04/06/22 (Call 03/06/22)(b)	5,000	5,011,149
2.95%, 04/14/22(b)	5,000	5,024,919
Daimler Finance North America LLC
0.75%, 03/01/24(b)	26,690	26,193,867
2.55%, 08/15/22(b)	2,247	2,268,178
3.40%, 02/22/22(b)	5,000	5,008,334
Daimler Trucks Finance North America LLC, 1.13%,
12/14/23(b)	4,000	3,960,388
Hyundai Capital America
0.80%, 04/03/23(b)	21,620	21,447,828
0.80%, 01/08/24(b)	3,000	2,934,201
2.38%, 02/10/23(b)	7,560	7,636,929
2.85%, 11/01/22(b)(e)	8,440	8,521,774
Hyundai Capital Services Inc., 0.75%, 09/15/23(b)	20,000	19,695,750
PACCAR Financial Corp., 0.80%, 06/08/23(e)	2,760	2,744,493
Toyota Motor Credit Corp.
0.04%, 09/13/24, (SOFR + 0.290%)(c)	12,000	11,970,823
0.24%, 02/13/23, (SOFR + 0.200%)(c)(e)	22,277	22,265,384
0.30%, 02/14/22, (3 mo. LIBOR US + 0.150%)(c)	16,790	16,790,335
0.34%, 06/13/22, (SOFR + 0.300%)(c)	15,000	14,997,720

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
0.38%, 10/14/22, (SOFR + 0.340%)(c)	$13,000	$13,003,640
0.45%, 07/22/22	6,580	6,575,209
0.50%, 06/18/24	4,000	3,900,875
2.90%, 03/30/23	10,000	10,206,096
Volkswagen Group of America Finance LLC, 0.75%,
11/23/22(b)	15,025	14,975,880
		338,010,451
Auto Parts & Equipment — 0.0%
Toyota Industries Corp., 3.11%, 03/12/22 (Call 03/03/22)(b)	1,000	1,002,357

Banks — 13.4%
Banco Santander SA, 0.70%, 06/30/24 (Call 06/30/23)(c)	8,200	8,105,966
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(c)	18,580	18,328,601
2.82%, 07/21/23 (Call 07/21/22),
(3 mo. LIBOR US + 0.930%)(c)	20,834	20,997,701
3.00%, 12/20/23 (Call 12/20/22),
(3 mo. LIBOR US + 0.790%)(c)	10,000	10,151,847
BNZ International Funding Ltd./London, 2.90%, 02/21/22(b)	3,700	3,704,973
BPCE SA
0.49%, 02/17/22, (SOFR + 0.440%)(b)(c)	7,300	7,301,095
1.05%, 05/31/22, (3 mo. LIBOR US + 0.880%)(c)	7,006	7,020,218
2.75%, 01/11/23(b)(e)	4,000	4,064,486
Canadian Imperial Bank of Commerce, 0.93%, 06/16/22,
(3 mo. LIBOR US + 0.720%)(c)	3,480	3,488,027
Citigroup Inc.
2.75%, 04/25/22 (Call 03/25/22)	5,000	5,017,500
2.88%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 0.950%)(c)	20,000	20,161,937
Cooperatieve Rabobank U.A., 3.88%, 02/08/22	1,925	1,925,985
Credit Agricole Corporate & Investment Bank SA, 0.40%,
01/15/23 (Call 04/15/22)	12,000	11,956,003
Credit Suisse AG/New York NY
0.04%, 02/02/24, (SOFR + 0.390%)(c)	15,000	15,003,615
0.47%, 07/10/23, (SOFR + 0.420%)(c)	14,000	14,000,016
0.49%, 02/04/22, (SOFR + 0.450%)(c)	16,000	16,000,274
0.50%, 02/02/24	5,335	5,214,130
1.00%, 05/05/23	5,000	4,981,700
2.80%, 04/08/22(e)	6,300	6,328,023
DBS Group Holdings Ltd., 2.85%, 04/16/22(b)	3,267	3,277,030
Deutsche Bank AG/New York NY
Series E, 0.04%, 11/08/23, (SOFR + 0.500%)(c)	16,220	16,205,610
Series E, 0.96%, 11/08/23	20,815	20,585,147
DNB Bank ASA
0.79%, 12/02/22, (3 mo. LIBOR US + 0.620%)(b)(c)	5,000	5,022,810
2.15%, 12/02/22(b)(e)	14,382	14,535,600
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New
York, 0.36%, 02/17/22, (3 mo. LIBOR US + 0.200%)(c)	27,000	27,002,285
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)	4,560	4,594,395
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23 (Call 03/08/22)(e)	20,000	19,840,605
1.22%, 12/06/23 (Call 12/06/22)	12,000	11,937,380
0.04%, 11/17/23 (Call 11/17/22), (SOFR + 0.540%)(c)	7,000	7,001,970
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(c)	10,000	9,936,716
HSBC Holdings PLC, 1.16%, 11/22/24 (Call 11/22/23),
(SOFR + 0.580%)(c)(e)	6,995	6,900,974
JPMorgan Chase & Co.
0.04%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(c)(e)	20,000	20,039,735
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(c)	4,000	3,970,507
Security	Par (000)	Value

Banks (continued)
3.21%, 04/01/23 (Call 04/01/22),
(3 mo. LIBOR US + 0.695%)(c)	$8,698	$8,726,531
KeyBank N.A./Cleveland OH
0.37%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(c)	15,565	15,549,279
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(c)	10,000	9,856,931
3.30%, 02/01/22	2,115	2,115,000
Kookmin Bank/New York, 0.37%, 11/03/22,
(SOFR + 0.320%)(b)(c)	11,000	11,001,691
Kookmin Bank/Seoul, 0.49%, 08/03/22,
(SOFR + 0.450%)(b)(c)	10,535	10,546,509

Korea Development Bank (The)
0.51%, 02/18/23, (3 mo. LIBOR US + 0.350%)(c)	16,455	16,481,544
0.60%, 03/21/22, (SOFR + 0.550%)(b)(c)	12,500	12,506,524
Lloyds Bank PLC, 2.25%, 08/14/22	10,000	10,081,000
Macquarie Bank Ltd.
0.35%, 04/06/23, (SOFR + 0.300%)(b)(c)	15,000	14,990,657
2.10%, 10/17/22(b)	9,450	9,531,286
Mitsubishi UFJ Financial Group Inc.
2.62%, 07/18/22	8,400	8,469,974
2.67%, 07/25/22	35,637	35,963,236
3.00%, 02/22/22	4,975	4,982,005
Morgan Stanley
0.04%, 01/24/25	15,000	15,036,900
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(c)	10,000	9,915,040
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(c)	15,000	14,916,918
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(c)	30,000	29,752,579
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	4,000	4,009,016
National Australia Bank Ltd., 0.61%, 12/13/22,
(3 mo. LIBOR US + 0.410%)(b)(c)	3,500	3,511,266
National Australia Bank Ltd./New York, 1.88%, 12/13/22	4,460	4,499,501
Nordea Bank Abp, 1.00%, 06/09/23(b)	3,135	3,122,777
Nordea Bank Abp/New York NY, 0.30%, 01/27/23	8,000	7,984,519
Santander UK PLC, 2.10%, 01/13/23	2,105	2,124,820
Skandinaviska Enskilda Banken AB
0.85%, 12/12/22, (3 mo. LIBOR US + 0.645%)(b)(c)(e)	3,000	3,012,728
2.20%, 12/12/22(b)	2,845	2,877,578
3.05%, 03/25/22(b)	3,000	3,008,460
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24(e)	3,580	3,503,787
3.10%, 01/17/23(e)	2,659	2,708,225
Sumitomo Mitsui Trust Bank Ltd.
0.05%, 09/16/24, (SOFR + 0.440%)(b)(c)	15,000	14,988,943
0.80%, 09/12/23(b)	12,744	12,605,914
0.80%, 09/16/24(b)	12,000	11,653,835
Suncorp-Metway Ltd., 2.80%, 05/04/22(b)	895	900,180
Svenska Handelsbanken AB, 0.63%, 06/30/23(b)	6,310	6,255,262
Swedbank AB
0.60%, 09/25/23(b)	14,500	14,302,964
1.30%, 06/02/23(b)	6,680	6,674,128
Truist Bank
0.04%, 01/17/24 (Call 01/17/23), (SOFR + 0.200%)(c)	45,000	44,926,200
1.25%, 03/09/23 (Call 02/09/23)	15,000	15,024,410
U.S. Bank NA/Cincinnati OH, 0.60%, 05/23/22
(Call 04/22/22), (3 mo. LIBOR US + 0.440%)(c)	4,750	4,752,855
UBS AG London, 1.38%, 01/13/25(b)(e)	6,970	6,882,526
UBS AG/London
0.04%, 06/01/23, (SOFR + 0.320%)(b)(c)	8,470	8,472,202
0.04%, 02/09/24, (SOFR + 0.360%)(b)(c)	5,000	4,993,065
0.04%, 08/09/24, (SOFR + 0.450%)(b)(c)	8,470	8,462,885
0.38%, 06/01/23(b)(e)	4,440	4,386,605

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.45%, 02/09/24(b)	$7,000	$6,835,787
0.70%, 08/09/24(b)	4,330	4,224,182
1.75%, 04/21/22 (Call 03/21/22)(b)	6,085	6,096,728
Westpac Banking Corp.
0.04%, 11/18/24, (SOFR + 0.300%)(c)	12,445	12,441,142
1.02%, 11/18/24	3,550	3,489,159
2.00%, 01/13/23	2,375	2,398,080
		836,156,194
Beverages — 0.9%
Coca-Cola Europacific Partners PLC, 0.50%, 05/05/23(b)	52,207	51,587,110
PepsiCo Inc., 0.75%, 05/01/23	1,615	1,609,141
		53,196,251
Biotechnology — 0.3%
Gilead Sciences Inc., 0.75%, 09/29/23 (Call 02/11/22)	15,971	15,795,012

Chemicals — 0.1%
Ecolab Inc., 0.90%, 12/15/23 (Call 12/15/22)	8,800	8,727,211

Cosmetics & Personal Care — 0.1%
Unilever Capital Corp., 0.63%, 08/12/24 (Call 08/12/22)	5,975	5,815,331

Diversified Financial Services — 0.4%
American Express Co.
0.04%, 11/03/23, (SOFR + 0.230%)(c)	10,000	9,987,600
0.75%, 11/03/23	10,000	9,905,278
LSEGA Financing PLC, 0.65%, 04/06/24 (Call 03/06/24)(b)	3,895	3,804,717
		23,697,595
Electric — 4.5%
Dominion Energy Inc., Series D, 0.73%, 09/15/23
(Call 02/22/22), (3 mo. LIBOR US + 0.530%)(c)	30,560	30,564,584
Duke Energy Corp.
0.04%, 06/10/23, (SOFR + 0.250%)(c)	14,765	14,738,689
2.40%, 08/15/22 (Call 07/15/22)	6,610	6,656,146
Eversource Energy
0.04%, 08/15/23, (SOFR + 0.250%)(c)	23,850	23,842,607
Series K, 2.75%, 03/15/22 (Call 03/03/22)	22,627	22,641,162
Florida Power & Light Co.
0.04%, 05/10/23 (Call 03/03/22), (SOFR + 0.250%)(c)	11,020	11,020,220
0.04%, 01/12/24	8,240	8,244,038
National Rural Utilities Cooperative Finance Corp, 1.00%,
08/07/23	16,150	16,150,000
National Rural Utilities Cooperative Finance Corp.,
Series D, 0.38%, 10/18/24, (SOFR + 0.330%)(c)	5,000	4,997,264
NextEra Energy Capital Holdings Inc.
0.04%, 03/01/23, (SOFR + 0.540%)(c)	9,305	9,320,127
0.04%, 11/03/23 (Call 05/03/22), (SOFR + 0.400%)(c)	30,000	30,006,000
0.43%, 02/22/23 (Call 03/03/22),
(3 mo. LIBOR US + 0.270%)(c)	45,000	44,996,177
0.65%, 03/01/23	6,888	6,857,693
0.90%, 02/25/22, (3 mo. LIBOR US + 0.720%)(c)	3,000	3,001,242
PPL Electric Utilities Corp.
0.05%, 06/24/24 (Call 06/24/22), (SOFR + 0.330%)(c)	8,065	8,062,569
0.47%, 09/28/23 (Call 02/11/22),
(3 mo. LIBOR US + 0.250%)(c)	8,710	8,690,593
WEC Energy Group Inc., 0.55%, 09/15/23	21,955	21,596,602
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)(e)	7,560	7,455,823
		278,841,536
Electronics — 0.1%
Honeywell International Inc., 0.48%, 08/19/22
(Call 02/11/22)	3,666	3,666,293
Security	Par (000)	Value

Food — 0.7%
Hormel Foods Corp., 0.65%, 06/03/24 (Call 06/03/22)	$12,125	$11,866,548
Nestle Holdings Inc., 0.61%, 09/14/24 (Call 09/14/23)(b)	35,000	34,052,312
		45,918,860
Gas — 0.8%
Atmos Energy Corp.
0.58%, 03/09/23 (Call 03/03/22),
(3 mo. LIBOR US + 0.380%)(c)	23,770	23,765,728
0.63%, 03/09/23 (Call 02/16/22)	8,175	8,126,438
CenterPoint Energy Resources Corp., 0.70%, 03/02/23
(Call 03/03/22)	15,935	15,820,025
		47,712,191
Health Care - Products — 0.9%
Thermo Fisher Scientific Inc.
0.04%, 10/18/24 (Call 10/18/22), (SOFR + 0.530%)(c)(e)	9,215	9,219,547
0.40%, 04/18/23 (Call 04/18/22), (SOFR + 0.350%)(c)	20,000	20,000,000
0.80%, 10/18/23 (Call 10/18/22)(e)	30,000	29,694,005
		58,913,552
Health Care - Services — 0.3%
Roche Holdings Inc., 0.04%, 03/05/24,
(SOFR + 0.240%)(b)(c)(e)	5,370	5,365,448
UnitedHealth Group Inc., 0.55%, 05/15/24 (Call 05/15/22)(e)	15,135	14,809,326
		20,174,774
Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 2.45%, 08/01/22 (Call 07/01/22)	2,000	2,013,252
Reckitt Benckiser Treasury Services PLC, 2.38%, 06/24/22
(Call 05/24/22)(b)	3,000	3,016,340
		5,029,592
Insurance — 3.0%
Brighthouse Financial Global Funding
0.04%, 02/24/23, (SOFR + 0.310%)(b)(c)(e)	23,890	23,886,793
1.20%, 12/15/23(b)(e)	17,000	16,796,734
Jackson National Life Global Funding, 0.64%, 01/06/23,
(SOFR + 0.600%)(b)(c)	26,000	26,080,080
MassMutual Global Funding II, 0.85%, 06/09/23(b)	8,328	8,285,808
MET Tower Global Funding, 0.04%, 01/17/23,
(SOFR + 0.550%)(b)(c)	22,000	22,074,514
Metropolitan Life Global Funding I
0.37%, 01/07/24, (SOFR + 0.320%)(b)(c)	27,000	26,985,312
0.44%, 09/08/22, (SOFR + 0.350%)(b)(c)	23,000	23,026,279
0.55%, 06/07/24(b)(e)	3,590	3,494,711
0.62%, 01/13/23, (SOFR + 0.570%)(b)(c)	16,460	16,515,487
Principal Life Global Funding II
0.04%, 08/23/24, (SOFR + 0.380%)(b)(c)	635	635,651
0.75%, 08/23/24(b)	660	642,602
Protective Life Global Funding
0.33%, 12/09/22	15,000	14,899,979
0.63%, 10/13/23(b)	4,820	4,756,370
		188,080,320
Internet — 0.1%
Amazon.com Inc., 0.25%, 05/12/23	9,205	9,116,828

Machinery — 1.7%
Caterpillar Financial Services Corp.
0.04%, 05/17/24, (SOFR + 0.245%)(c)	10,000	10,015,540
0.04%, 09/13/24, (SOFR + 0.270%)(c)	15,620	15,648,897
0.89%, 05/13/22, (3 mo. LIBOR US + 0.735%)(c)	5,000	5,009,469
0.95%, 05/13/22	12,000	12,014,584
0.95%, 01/10/24	20,000	19,835,330

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp.
0.04%, 07/10/23, (SOFR + 0.120%)(c)	$7,330	$7,329,995
0.04%, 10/11/24, (SOFR + 0.200%)(c)	14,290	14,267,459
0.55%, 07/05/22	11,060	11,058,897
0.90%, 01/10/24	3,605	3,572,895
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 08/15/22)	9,050	8,926,371
		107,679,437
Manufacturing — 0.3%
Siemens Financieringsmaatschappij NV, 0.47%, 03/11/24,
(SOFR + 0.43%)(b)(c)	18,980	19,053,349
Oil & Gas — 0.7%
Chevron Corp., 1.14%, 05/11/23(e)	4,510	4,512,915
Chevron USA Inc., 0.35%, 08/11/23,
(3 mo. LIBOR US + 0.200%)(c)(e)	37,065	37,082,652
		41,595,567
Oil & Gas Services — 0.0%
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22
(Call 10/20/22)(b)	2,500	2,534,400
Pharmaceuticals — 0.6%
AbbVie Inc., 3.25%, 10/01/22 (Call 07/01/22)	12,685	12,813,281
AstraZeneca PLC
0.30%, 05/26/23	24,000	23,756,755
2.38%, 06/12/22 (Call 05/12/22)	764	767,499
Merck & Co. Inc., 2.35%, 02/10/22	1,998	1,998,963
		39,336,498
Pipelines — 0.9%
Enbridge Inc.
0.04%, 02/17/23, (SOFR + 0.400%)(c)	11,350	11,343,725
0.55%, 10/04/23	5,380	5,289,347
2.90%, 07/15/22 (Call 06/15/22)	5,000	5,035,670
Enterprise Products Operating LLC, 3.50%, 02/01/22	7,565	7,565,000
TransCanada PipeLines Ltd., 1.00%, 10/12/24
(Call 09/12/24)	27,205	26,588,608
		55,822,350
Retail — 0.0%
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)	1,263	1,291,714
Savings & Loans — 0.5%
Nationwide Building Society
0.55%, 01/22/24(b)	16,520	16,136,258
2.00%, 01/27/23(b)	15,890	16,030,870
		32,167,128
Semiconductors — 0.8%
Analog Devices Inc., 0.04%, 10/01/24, (SOFR + 0.250%)(c)	15,330	15,328,160
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)	28,000	27,720,520
0.58%, 06/14/24 (Call 06/14/23)	5,305	5,182,621
		48,231,301
Software — 0.2%
Adobe Inc., 1.70%, 02/01/23	4,010	4,035,856
Roper Technologies Inc., 0.45%, 08/15/22	2,390	2,386,093
salesforce.com Inc., 0.63%, 07/15/24 (Call 07/15/22)	9,415	9,214,699
		15,636,648
Telecommunications — 1.1%
Bell Canada, Series US-3, 0.75%, 03/17/24	21,081	20,671,044
NTT Finance Corp., 0.58%, 03/01/24(b)	6,005	5,875,832
Security	Par (000)	Value

Telecommunications (continued)
Rogers Communications Inc., 0.81%, 03/22/22,
(3 mo. LIBOR US + 0.600%)(c)	$18,675	$18,687,327
Verizon Communications Inc.
0.04%, 03/22/24, (SOFR + 0.500%)(c)	16,955	17,002,469
0.75%, 03/22/24	3,580	3,523,385
		65,760,057
Transportation — 0.1%
Ryder System Inc., 2.88%, 06/01/22 (Call 05/01/22)	4,899	4,925,253

Total Corporate Bonds & Notes — 38.3%
(Cost: $2,399,019,042)		2,387,968,254

Municipal Debt Obligations

Alabama — 0.1%
Alabama Federal Aid Highway Finance Authority
0.23%, 09/01/22	3,035	3,027,762
0.45%, 09/01/23	3,545	3,503,761
		6,531,523
Arizona — 0.0%
County of Pima AZ COP, 0.48%, 12/01/22	1,020	1,015,820
California — 0.5%
California Health Facilities Financing Authority RB, 0.42%,
06/01/22	2,400	2,398,596
County of Fresno CA, 0.25%, 06/30/22	19,900	19,890,488
Mizuho Floater/Residual Trust RB, 0.37%, 07/01/39
( 02/07/22)(b)(f)	10,000	10,000,000
Port of Oakland RB, 0.82%, 05/01/23	400	397,864
		32,686,948
Connecticut — 0.0%
Connecticut Housing Finance Authority RB, Class A4,
0.30%, 11/15/22 (Call 03/03/22)	580	577,633

Hawaii — 0.1%
State of Hawaii GO, 0.43%, 10/01/22	4,945	4,938,492

New York — 3.5%
City of New York NY GO, Class D, 0.43%, 08/01/22	5,575	5,567,240
Deutsche Bank Spears/Lifers Trust, 0.27%, 04/01/31
(Call 02/08/22)(b)(f)	51,500	51,500,000
Long Island Power Authority RB
0.36%, 03/01/23 (Call 06/01/22)	6,800	6,741,139
0.76%, 03/01/23 (Call 06/01/22)	1,290	1,285,996
Metropolitan Transportation Authority RB, 0.78%, 11/15/22 (Call 02/10/22)	57,365	57,370,277
Mizuho Floater/Residual Trust RB
VRDN, 0.34%, 02/01/23 (Put 03/03/22)(b)(f)	13,000	13,000,000
VRDN, 0.34%, 07/01/25 Put (b)(f)	4,700	4,700,000
VRDN, 0.34%, 12/01/58 (Put 02/03/22)(b)(f)	3,500	3,500,000
VRDN, 0.49%, 09/01/27 Put (b)(f)	11,000	11,000,000
VRDN, 0.34%, 02/15/41 (Put 03/03/22)(b)(f)	5,831	5,831,220
VRDN, 0.34%, 11/01/56 (Put 03/03/22)(b)(f)	250	250,000
VRDN, 0.49%, 09/01/26 (Put 03/03/22)(b)(f)	6,000	6,000,000
VRDN, 0.49%, 03/01/31 Put (b)(f)	18,000	18,000,000
VRDN, 0.49%, 03/01/31 Put (b)(f)	8,675	8,675,000
Port Authority of New York & New Jersey RB, Series AAA, 1.09%, 07/01/23	12,570	12,529,349
Taxable Municipal Funding Trust RB
VRDN, 0.29%, 01/16/25 (Put 01/31/22)(b)(f)	2,125	2,125,000
VRDN, 0.29%, 09/01/30 (Put 05/01/25)(b)(f)	6,955	6,955,000

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
VRDN, 0.29%, 02/01/31 Put (b)(f)	$400	$400,000
VRDN, 0.29%, 11/15/54 (Put 11/15/26)(b)(f)	1,010	1,010,000
		216,440,221
Texas — 0.0%
City of Houston Texas Airport System Revenue RB, 0.88%,
07/01/22	690	690,565
State of Texas GO
0.31%, 10/01/22	545	543,518
0.31%, 10/01/22	515	513,630
		1,747,713
Total Municipal Debt Obligations — 4.2%
(Cost $264,123,639)		263,938,350

Repurchase Agreements(c)(g)

Bank of America Securities Inc., 0.39%, 02/01/22
(Purchased on 01/31/22 to be repurchased at
$35,000,379, collateralized by non-agency
mortgage-backed security, 0.90% to 2.50%, due
05/25/52 to 06/25/52, par and fair value of $37,643,744
and $37,450,001, respectively)	35,000	35,000,000
Bank of America Securities Inc., 0.67%, 02/01/22
(Purchased on 01/31/22 to be repurchased at
$7,000,130, collateralized by non-agency
mortgage-backed security,0,25%, due 06/15/23, par and
fair value of $7,207,600 and $7,140,049, respectively)	7,000	7,000,000
BNP Paribas, 0.42%, 02/01/22 (Purchased on 01/31/22 to
be repurchased at $20,000,233, collateralized by
non-agency mortgage-backed security, 0.90% to 9.75%,
due 02/15/23 to 06/04/81, par and fair value of
$22,197,748 and $21,924,119, respectively)	20,000	20,000,000
Citigroup Global Markets Inc., 0.36%, 02/01/22 (Purchased
on 01/31/22 to be repurchased at $9,000,090,
collateralized by non-agency mortgage-backed security,
0.25% to 3.00%, due 01/18/23 to 12/25/49, par and fair
value of $9,267,000 and $9,184,145, respectively)	9,000	9,000,000
Citigroup Global Markets Inc., 0.38%, 02/01/22 (Purchased
on 01/31/22 to be repurchased at $12,000,127,
collateralized by non-agency mortgage-backed security,
1.15% to 4.00%, due 11/25/48 to 12/25/49, par and fair
value of $128,668,706 and $12,369,894, respectively)	12,000	12,000,000
Credit Suisse Securities (USA) LLC, 0.66%, 02/01/22
(Purchased on 01/31/22 to be repurchased at
$35,000,642, collateralized by non-agency
mortgage-backed security, 0.00 % to 19.48%, due
01/25/07 to 02/25/60, par and fair value of $294,550,504
and $40,250,000, respectively)	35,000	35,000,000
Goldman Sachs & Co., 0.57%, 02/01/22 (Purchased on
01/31/22 to be repurchased at $125,001,979,
collateralized by non-agency mortgage-backed
security,0.45% to 8.10%, due 02/08/22 to 01/15/42, par
and fair value of $123,980,840 and $130,021,346,
respectively)	60,000	60,000,000
Mizuho Securities USA Inc., 0.52%, 02/01/22 (Purchased
on 01/31/22 to be repurchased at $6,000,087,
collateralized by non-agency mortgage-backed security,
4.00% to 5.00%, due 03/01/36 to 07/01/46, par and fair
value of $5,215,000 and $6,305,272, respectively)	6,000	6,000,000
Security	Par/ Shares (000)	Value
Mizuho Securities USA Inc., 0.62%, 02/01/22 (Purchased on 01/31/22 to be repurchased at $11,000,189, collateralized by non-agency mortgage-backed security, 0.00% to 6.99%, due 07/15/39 to 02/20/48, par and fair value of $32,886,000 and $12,650,252, respectively)	$11,000	$11,000,000
Wells Fargo Securities, 0.30%, 02/01/22 (Purchased on 01/31/22 to be repurchased at $26,000,217, collateralized by non-agency mortgage-backed security, 2.04% to 3.64%, due 07/10/39 to 02/15/54, par and fair value of $29,174,150 and $29,701,614, respectively)	26,000	26,000,000
Wells Fargo Securities, 0.31%, 02/01/22 (Purchased on 01/31/22 to be repurchased at $10,000,086, collateralized by non-agency mortgage-backed security, 0.00% to 3.00%, due 02/09/18 to 01/13/27, par and fair value of $10,472,224 and $10,468,573, respectively)	10,000	10,000,000
Wells Fargo Securities, 0.53%, 02/01/22 (Purchased on 01/31/22 to be repurchased at $3,000,044, collateralized by non-agency mortgage-backed security, 4.00% to 8.75%, due 05/23/26 to 05/01/30, par and fair value of $3,336,000 and $3,300,906, respectively)	3,000	3,000,000
Wells Fargo Securities, 0.54%, 02/01/22 (Purchased on 01/31/22 to be repurchased at $21,000,315, collateralized by non-agency mortgage-backed security, 0.00% to 4.88%, due 05/24/26 to 06/15/51, par and fair value of $38,650,875 and $24,150,000, respectively)	21,000	21,000,000

Total Repurchase Agreements — 4.1%
(Cost: $255,000,000)		255,000,000

U.S. Government Obligations

U.S. Government Obligations — 0.1%
U.S. Treasury Note/Bond, 0.25%, 09/30/23	10,000	9,864,062

Total U.S. Government Obligations — 0.1%
(Cost: $9,990,078)		9,864,062

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(h)(i)(j)	23,652	23,658,891

Total Money Market Funds — 0.4%
(Cost: $23,658,891)		23,658,891
Total Investments in Securities — 101.0%
(Cost: $6,313,416,287)		6,300,736,070
Other Assets, Less Liabilities — (1.0)%		(65,184,240)
Net Assets — 100.0%		$6,235,551,830

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.

(e)	All or a portion of this security is on loan.

(f)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(g)	Maturity date represents next reset date.

(h)	Affiliate of the Fund.

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2022

(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,719,634	$5,944,583	(a)	$—	$(5,326)	$—	$23,658,891	23,652	$18,935	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	44		—
					$(5,326)	$—	$23,658,891		$18,979		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$42,142,601	$11,020,204	$53,162,805
Certificates of Deposit	—	771,527,495	—	771,527,495
Commercial Paper	—	2,535,616,213	—	2,535,616,213
Corporate Bonds & Notes	—	2,387,968,254	—	2,387,968,254
Municipal Debt Obligations	—	263,938,350	—	263,938,350
Repurchase Agreements	—	255,000,000	—	255,000,000
U.S. Government Obligations	—	9,864,062	—	9,864,062
Money Market Funds	23,658,891	—	—	23,658,891
	$23,658,891	$6,266,056,975	$11,020,204	$6,300,736,070

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2022

Portfolio Abbreviations - Fixed Income

COP	Certificates of Participation
GO	General Obligation
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate